Consolidated Statements of Changes in Equity - USD ($)	Total	Common Stock	Additional Paid in Capital	Subscribed Capital	Subscription Receivable	Retained Earnings (Accumulated Deficits)	Accumulated Other Comprehensive Loss	Total Stockholders' Equity (Capital Deficiency)	Non Controlling Interest in Subsidiary
Beginning Balance at Dec. 31, 2014	$ (35,154)	$ 10,000				$ (45,154)		$ (35,154)
Beginning Balance, Shares at Dec. 31, 2014		6,000,000
Issuance of common stock	850,001	$ 850,001						850,001
Issuance of common stock, Shares		343,673
Issuance of stock warrant	20,000		20,000					20,000
Restricted stock vested and transferred to common stock	6,159	$ 6,159						6,159
Restricted stock vested and transferred to common stock, Shares		1,231,667
Stock compensation expense
Net loss for the period	2,670,414					2,670,414		2,670,414
Ending Balance at Dec. 31, 2015	3,511,420	$ 866,160	20,000			2,625,260		3,511,420
Ending Balance, Shares at Dec. 31, 2015		7,575,340
Issuance of common stock	3,600,395	$ 3,600,395						3,600,395
Issuance of common stock, Shares		1,440,000
Issuance of stock warrant	40,000		40,000					40,000
Subscribed capital	1,862,643			1,862,643				1,862,643
Additional shares issued on stock split
Additional shares issued on stock split, Shares		81,138,060
Restricted stock vested and transferred to common stock	4,284	$ 4,284						4,284
Restricted stock vested and transferred to common stock, Shares		8,566,660
Stock compensation expense	20,000		20,000					20,000
Net loss for the period	(3,176,464)					(3,176,464)		(3,176,464)
Other comprehensive income (loss)	(10)						(10)	(10)
Non-controlling interest in subsidiary	50								50
Ending Balance at Dec. 31, 2016	5,862,268	$ 4,470,839	80,000	1,862,643		(551,204)	(10)	5,862,268	50
Ending Balance, Shares at Dec. 31, 2016		98,720,060
Reverse acquisition		$ (4,433,221)	5,756,024	(1,862,643)		539,880	10	50	(50)
Reverse acquisition, Shares		(61,101,458)
Issuance of common stock	4,387,427	$ 1,349	5,838,551	(1,452,473)				4,387,427
Issuance of common stock, Shares		1,349,247
Issuance of stock warrant	60,000		60,000					60,000
Subscribed capital	1,527,513			1,527,513				1,527,513
Restricted stock vested and transferred to common stock	3,287	$ 2,451	836					3,287
Restricted stock vested and transferred to common stock, Shares		2,450,816
Stock compensation expense	1,749,446		1,749,446					1,749,446
Net loss for the period	(7,132,464)					(7,132,464)		(7,132,464)
Other comprehensive income (loss)	(3,464)						(3,464)	(3,464)
Ending Balance at Dec. 31, 2017	6,454,063	$ 41,418	13,484,857	75,040		(7,143,788)	(3,464)	6,454,063
Ending Balance, Shares at Dec. 31, 2017		41,418,665
Issuance of stock warrant	26,667		26,667					26,667
Subscription receivable	(559,608)				(559,608)			(559,608)
Subscribed capital	615,608			615,608				615,608
Restricted stock vested and transferred to common stock	42	$ 31	11					42
Restricted stock vested and transferred to common stock, Shares		31,070
Stock compensation expense	275,806		275,806					275,806
Net loss for the period	(1,459,183)					(1,459,183)		(1,459,183)
Other comprehensive income (loss)	2,934						2,934	2,934
Ending Balance at Mar. 31, 2018	$ 5,356,329	$ 41,449	$ 13,787,341	$ 690,648	$ (559,608)	$ (8,602,971)	$ (530)	$ 5,356,329
Ending Balance, Shares at Mar. 31, 2018		41,449,735